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                              FAEGRE & BENSON LLP
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                  2200 NORWEST CENTER, 90 SOUTH SEVENTH STREET
                       MINNEAPOLIS, MINNESOTA 55402-3901
                             TELEPHONE 612-336-3000
                             FACSIMILE 612-336-3026


                                February 8, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549

      Re: American Eagle Funds, Inc. - SEC File Nos. 333-91317 and 810-09699 Certification regarding Statement of Additional Information pursuant to Rule 497(j)
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Ladies and Gentlemen:

      On behalf of American Eagle Funds, Inc., a Minnesota corporation (the "Company"), in connection with the registration of the Company as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of the Company's common shares under the Securities Act of 1933, as amended (the "1933 Act"), the Company hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Funds' Statement of Additional Information dated December 28, 1999 would not have differed from that contained in Pre-Effective Amendment No. 1 to the Company's Registration Statement on Form N-1A (the most recently filed amendment to the Company's Registration Statement, which was filed electronically pursuant to the EDGAR system on December 27, 1999).


                                                          Very truly yours,

                                                          /s/ Mark M. Strefling

                                                          Mark M. Strefling